Property and Equipment (Details) - Schedule of property and equipment - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,183,110	$ 1,444,470	$ 809,500
Less: accumulated depreciation and amortization		(660,066)	(882,250)	(428,326)
Property and equipment, net		$ 523,044	562,220	381,174
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years	7 years
Property and equipment, gross		$ 9,139	9,139	1,090
Equipment – Manufacturing [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Property and equipment, gross		$ 1,102,239	1,341,392	797,760
Building & Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Property and equipment, gross		$ 193	3,840
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	2 years 6 months	2 years 6 months
Property and equipment, gross		$ 71,539	$ 90,099	$ 10,650